Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Expenses by Nature
Employee benefit expense and other staff costs	$ 21,148	$ 10,936	$ 3,090
Capitalised within intangible assets	(4,920)	(3,478)	(1,534)
Legal and professional	6,355	4,733	424
Foreign exchange	13,535	623	(10)
Property costs	754	187	159
Share based compensation	22,915	165	122
Depreciation	369	53	5
Depreciation of right of use asset	923	0	0
Other expenses	11,074	1,340	517
Total administrative expenses	$ 72,153	$ 14,559	$ 2,773